Significant capital and funding transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions					3 Months Ended		9 Months Ended
	Jul. 25, 2019	Feb. 24, 2019	Nov. 24, 2018	Nov. 02, 2018	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of classes of share capital [line items]
Proceeds from issue of preference shares					$ 38	$ 24	$ 437	$ 69
Series BO non-cumulative five year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Number of preferred shares issued				14.0
Preferred shares issued price per share				$ 25
Proceeds from issue of preference shares				$ 350
Earliest redemption date				Feb. 24, 2024
Initial period annual yield				4.80%
Dividend rate reset				The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the 5-year Government of Canada bond yield plus a premium of 2.38%. Holders have the option to convert their shares into Non-Cumulative Floating Rate First Preferred Shares, Series BP, subject to certain conditions, on the earliest redemption date and every fifth year thereafter at a rate equal to the 3-month Government of Canada Treasury Bill yield plus 2.38%.
Premium				2.38%
Redemption price per share				$ 25
Preference shares redemption conditions				Subject to the consent of OSFI and the requirements of the Bank Act (Canada), we may redeem the Series BO Preferred Shares in whole or in part at a price per share of $25 on the earliest redemption date and every fifth year thereafter. The Series BO Preferred Shares include NVCC provisions which are necessary for the shares to qualify as Tier 1 regulatory capital.
Series AD non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share			$ 25
Number of shares redeemed			10.0
Series AK non cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share		$ 25
Number of shares redeemed		2.4
Series AJ non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share		$ 25
Number of shares redeemed		13.6
Series AL non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share		$ 25
Number of shares redeemed		12.0
Subordinated debentures [member]
Disclosure of classes of share capital [line items]
Dated subordinated liabilities					$ 1,000		$ 1,000
Interest rate	2.74%				3.04%		3.04%
Maturity	Jul. 25, 2019						July 17, 2024
Redemption date							Jul. 17, 2019
Percentage of principal amount							100.00%
Dated subordinated issued	$ 1,500
Borrowings adjustment to interest rate	0.98%
Borrowings, interest rate basis	The notes bear interest at a fixed rate of 2.74% per annum until July 25, 2024, and at the three-month Canadian Dollar Offered Rate plus 0.98% thereafter until their maturity on July 25, 2029.